Non-Controlling Interest - Schedule of non-controlling interest (Details) - USD ($)		3 Months Ended
	Jun. 29, 2023	Jun. 30, 2023	Sep. 30, 2023
Non-Controlling Interest [Abstract]
Carrying amount of NCI acquired ($0.6 million x 33%)			$ 200,000
Consideration paid to NCI	$ 400,000	$ 400,000
A decrease in equity attributable to owners of the Company	$ 600,000